Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Changes in Provisions
The changes in provisions during the fiscal years ended on December 31, 2021 and 2020 are as follow:

Item	Amounts at beginning of fiscal year	Increases	Decreases		Monetary effects	12/31/2021
			Reversals	Charge off
For administrative, disciplinary and criminal penalties	1,084	41,631	252	41,576	(387)	500
Letters of credit, guarantees and other commitments (1)	35,018	376,539		1,271	(57,201)	353,085
Commercial claims in progress	1,040,165	372,302		855,478	(239,452)	317,537
Labor lawsuits	343,771	266,424		281,466	(113,335)	215,394
Pension funds - reimbursement	134,112	41,362		18,283	(50,931)	106,260
Other	423,965	776,136		345,663	(193,657)	660,781

Total provisions	1,978,115	1,874,394	252	1,543,737	(654,963)	1,653,557

Item	Amounts at beginning of fiscal year	Increases	Decreases		Monetary effects	12/31/2020
			Reversals	Charge off
For administrative, disciplinary and criminal penalties	1,476				(392)	1,084
Letters of credit, guarantees and other commitments (1)	35,493	24,555		13,016	(12,014)	35,018
Commercial claims in progress	1,725,021	303,157	12	527,958	(460,043)	1,040,165
Labor lawsuits	364,409	162,028		79,996	(102,670)	343,771
Pension funds - reimbursement	328,482	23,541		158,849	(59,062)	134,112
Other	573,088	1,204,857		1,136,734	(217,246)	423,965

Total provisions	3,027,969	1,718,138	12	1,916,553	(851,427)	1,978,115

(1)	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in note 4.

Summary of Expected Term to Settle Obligations
The expected terms to settle these obligations are as follows:

Composition	12/31/2021		12/31/2021	12/31/2020
	Within 12 months	Over 12 months
For administrative, disciplinary and criminal penalties		500	500	1,084
Letters of credits, guarantees and other commitments (1)	353,085		353,085	35,018
Commercial claims in progress (2)	21,060	296,477	317,537	1,040,165
Labor lawsuits	105,238	110,156	215,394	343,771
Pension funds - reimbursement	41,857	64,403	106,260	134,112
Other	5,525	655,256	660,781	423,965

Total	526,765	1,126,792	1,653,557	1,978,115

(1)	These amounts correspond to the ECL calculated for contingent transactions are mentioned in note 4.
(2)	See also note 50.2.